Income Taxes - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 INR	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR
Components Of Income Tax Expense Benefit [Line Items]
Increase decrease in income taxes	(380)
Increase (decrease) in deferred income taxes	397
Change in valuation allowance	6,736
Unrecognized tax benefits if recognized, reduce the tax liability		140	7,625
Accrual of tax towards interest and penalties		$ 6	344